Cover Page	Oct. 28, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2020
Entity Registrant Name	MYR GROUP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-08325
Entity Tax Identification Number	36-3158643
Entity Address, Address Line One	1701 Golf Road,
Entity Address, Address Line Two	Suite 3-1012
Entity Address, City or Town	Rolling Meadows,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60008
City Area Code	847
Local Phone Number	290-1891
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MYRG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000700923